SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 16—SEGMENT INFORMATION

Select Energy Services is an oilfield services company that provides solutions to the North American onshore oil and natural gas industry. The Company’s services are offered through three operating segments. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess performance. The Company’s chief operating decision maker assesses performance and allocates resources on the basis of the three reportable segments. Corporate and other expenses that do not individually meet the criteria for segment reporting are reported separately as Corporate. Each operating segment reflects a reportable segment led by separate managers that report directly to the Company’s CODM. The Company’s CODM assesses performance and allocates resources on the basis of the following three reportable segments:

Water Solutions—The Water Solutions segment provides water‑related services to customers that include major integrated oil companies and independent oil and natural gas producers. These services include: the sourcing of water; the transfer of the water to the wellsite through permanent pipeline infrastructure and temporary pipe; the containment of fluids off‑ and on‑location; measuring and monitoring of water; the filtering and treatment of fluids, well testing and handling of flowback and produced formation water; and the transportation and recycling or disposal of drilling, completion and production fluids.

Accommodations and Rentals—The Accommodations and Rentals segment provides workforce accommodations and surface rental equipment supporting drilling, completion and production operations to the U.S. onshore oil and gas industry.

Wellsite Completion and Construction Services—The Wellsite Completion and Construction Services segment provides oil and natural gas operators with a variety of services, including crane and logistics services, wellsite and pipeline construction and field services. These services are performed to establish, maintain and improve production throughout the productive life of an oil or gas well, or to otherwise facilitate other services performed on a well.

Financial information as of September 30, 2017 and December 31, 2016 and for the three and nine months ended September 30, 2017 and 2016, by segment, is as follows:

	For the three months ended September 30, 2017
		Income (loss) before	Depreciation and	Capital
	Revenue	taxes	Amortization	Expenditures
	(in thousands)
Water Solutions	$125,142	$9,844	$19,433	$22,260
Accommodations and Rentals	15,974	(304)	2,908	3,541
Wellsite Completion and Construction Services	13,301	(2)	1,079	1,303
Elimination	(537)	—	—	—
Income from operations		9,538
Corporate	—	(7,081)	375	—
Interest expense, net	—	(484)	—	—
Other income, net	—	326	—	—
	$153,880	$2,299	$23,795	$27,104

	For the three months ended September 30, 2016
		Income (loss) before	Depreciation and	Capital
	Revenue	taxes	Amortization	Expenditures
	(in thousands)
Water Solutions	$61,082	$(28,278)	$17,690	$4,668
Accommodations and Rentals	5,881	(2,786)	2,644	268
Wellsite Completion and Construction Services	7,156	(1,325)	1,279	95
Elimination	(212)	—	—	—
Loss from operations		(32,389)
Corporate	—	1,123	363	—
Interest expense, net	—	(4,343)	—	—
Other income, net	—	431	—	—
	$73,907	$(35,178)	$21,976	$5,031

	For the nine months ended September 30, 2017
		Income (loss) before	Depreciation and	Capital
	Revenue	taxes	Amortization	Expenditures
	(in thousands)
Water Solutions	$311,645	$5,652	$55,623	$57,273
Accommodations and Rentals	39,056	(3,813)	8,367	8,311
Wellsite Completion and Construction Services	38,951	56	3,154	6,598
Elimination	(1,398)	—	—	—
Loss from operations		1,895
Corporate	—	(23,855)	1,312	—
Interest expense, net	—	(1,885)	—	—
Other income, net	—	3,342	—	—
	$388,254	$(20,503)	$68,456	$72,182

	For the nine months ended September 30, 2016
		Income (loss) before	Depreciation and	Capital
	Revenue	taxes	Amortization	Expenditures
	(in thousands)
Water Solutions	$173,294	$(264,416)	$61,574	$28,533
Accommodations and Rentals	19,750	(8,303)	8,197	834
Wellsite Completion and Construction Services	23,098	(3,820)	4,103	215
Elimination	(477)	—	—	—
Loss from operations		(276,539)
Corporate	—	(1,100)	1,644	—
Interest expense, net	—	(11,792)	—	—
Other income, net	—	588	—	—
	$215,665	$(288,843)	$75,518	$29,582

	Total Assets
	As of	As of
	September 30, 2017	December 31, 2016
	(in thousands)
Water Solutions	$448,585	$324,171
Accommodations and Rentals	50,057	38,874
Wellsite Completion and Construction Services	38,827	29,994
Corporate	15,280	12,027
	$552,749	$405,066

NOTE 17—SEGMENT INFORMATION

Select Energy Services is an oilfield services company that provides solutions to the North American onshore oil and natural gas industry. The Company’s services are offered through three operating segments. Corporate and other expenses that do not individually meet the criteria for segment reporting are reported separately as Corporate. Each operating segment reflects a reportable segment led by separate segment management that reports directly or indirectly to the Company’s chief operating decision maker (“CODM”). The Company’s CODM assesses performance and allocates resources on the basis of the following three reportable segments:

Water Solutions—The Water Solutions segment provides water‑related services to customers that include major integrated oil companies and independent oil and natural gas producers. These services include: the sourcing of water; the transfer of the water to the wellsite through permanent pipeline infrastructure and temporary pipe; the containment of fluids off‑ and on‑location; measuring and monitoring of water; the filtering and treatment of fluids, well testing and handling of flowback and produced formation water; and the transportation and recycling or disposal of drilling, completion and production fluids.

Accommodations and Rentals—The Accommodations and Rentals segment provides workforce accommodations and surface rental equipment supporting drilling, completion and production operations to the U.S. onshore oil and gas industry.

Wellsite Completion and Construction Services—The Wellsite Completion and Construction Services segment provides oil and natural gas operators with a variety of services, including crane and logistics services, wellsite and pipeline construction and field services. These services are performed to establish, maintain and improve production throughout the productive life of an oil or gas well, or to otherwise facilitate other services performed on a well.

Financial information as of and for the years ended December 31, 2016 and 2015, by segment, is as follows:

	As of and for the year ended December 31, 2016
		Income (loss)	Depreciation and	Capital
	Revenue	before taxes	Amortization	Expenditures	Total Assets
	(in thousands)
Water Solutions	$241,766	$(282,019)	$81,051	$34,458	$331,111
Accommodations and Rentals	27,367	(10,930)	10,841	1,580	38,874
Wellsite Completion and Construction Services	34,094	(4,108)	5,215	288	29,994
Elimination	(828)	—	—	—	—
Loss from operations		(297,057)
Corporate	—	(1,916)	—	—	5,087
Interest expense, net	—	(16,128)	—	—	—
Other income, net	—	629	—	—	—
	$302,399	$(314,472)	$97,107	$36,326	$405,066

	As of and for the year ended December 31, 2015
		Income (loss)	Depreciation and	Capital
	Revenue	before taxes	Amortization	Expenditures	Total Assets
	(in thousands)
Water Solutions	$427,592	$(52,757)	$89,271	$34,724	$560,064
Accommodations and Rentals	53,677	(486)	11,475	10,555	52,890
Wellsite Completion and Construction Services	56,299	(3,003)	6,702	3,407	35,384
Elimination	(1,991)	—	—	—	—
Loss from operations		(56,246)
Corporate	—	(12,527)	264	—	1,910
Interest expense, net	—	(13,689)	—	—	—
Other income, net	—	893	—	—	—
	$535,577	$(81,569)	$107,712	$48,686	$650,248

Revenue by groups of similar products and services are as follows:

	For the year ended
	December 31,
	2016	2015
	(in thousands)
Water sourcing and transfer(1)	$144,659	$230,354
Well testing and flowback	37,582	75,820
Fluid hauling and disposal	59,214	121,322
Accommodations and rentals	27,151	52,948
Wellsite completion and construction services	33,793	55,133
	$302,399	$535,577
(1)	Includes water sourcing, water transfer, containment, water monitoring, and water treatment and recycling services.